Shareholders' Equity (Schedule Of Options Outstanding) (Details) (Employee Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	5,266,487
Options exercisable	1,684,448
$0.93-$1.89 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 0.93
Exercise price per share, upper limit	$ 1.89
Options Outstanding	62,014
Weighted average remaining contractual life	10 months 13 days
Weighted average price per share	$ 1.33
Options exercisable	62,014
Weighted average exercise price per share of exercisable options	$ 1.33
$1.93-$2.44 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 1.93
Exercise price per share, upper limit	$ 2.44
Options Outstanding	368,170
Weighted average remaining contractual life	4 years 5 months 27 days
Weighted average price per share	$ 2.39
Options exercisable	130,975
Weighted average exercise price per share of exercisable options	$ 2.30
$2.46-$2.92 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 2.46
Exercise price per share, upper limit	$ 2.92
Options Outstanding	1,693,002
Weighted average remaining contractual life	5 years 4 months 28 days
Weighted average price per share	$ 2.71
Options exercisable	219,473
Weighted average exercise price per share of exercisable options	$ 2.63
$2.93-$3.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 2.93
Exercise price per share, upper limit	$ 3.08
Options Outstanding	418,000
Weighted average remaining contractual life	5 years 6 months 29 days
Weighted average price per share	$ 3.07
Options exercisable	3,125
Weighted average exercise price per share of exercisable options	$ 0.01
$3.12-$3.14 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.12
Exercise price per share, upper limit	$ 3.14
Options Outstanding	735,000
Weighted average remaining contractual life	5 years 1 month 13 days
Weighted average price per share	$ 3.14
Options exercisable	2,236
Weighted average exercise price per share of exercisable options	$ 3.14
$3.16-$3.18 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.16
Exercise price per share, upper limit	$ 3.18
Options Outstanding	305,160
Weighted average remaining contractual life	4 years 4 months 24 days
Weighted average price per share	$ 3.17
Options exercisable	124,349
Weighted average exercise price per share of exercisable options	$ 3.16
$3.21-$3.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.21
Exercise price per share, upper limit	$ 3.29
Options Outstanding	645,000
Weighted average remaining contractual life	3 years 6 months 11 days
Weighted average price per share	$ 3.22
Options exercisable	390,614
Weighted average exercise price per share of exercisable options	$ 3.23
$3.41-$3.69 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.41
Exercise price per share, upper limit	$ 3.69
Options Outstanding	757,184
Weighted average remaining contractual life	3 years 5 months 9 days
Weighted average price per share	$ 3.46
Options exercisable	492,534
Weighted average exercise price per share of exercisable options	$ 3.46
$3.75-$4.35 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	$ 3.75
Exercise price per share, upper limit	$ 4.35
Options Outstanding	282,957
Weighted average remaining contractual life	1 year 8 months 5 days
Weighted average price per share	$ 3.96
Options exercisable	259,128
Weighted average exercise price per share of exercisable options	$ 3.97